Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 27	$ 23
Interest cost	134	126	143
Expected return on assets	(151)	(166)	(161)
Amortization of:
Prior service cost (credit)	1	2
Actuarial loss (gain)	64	78	65
Settlement loss and other		1	1
Net periodic benefit cost	75	68	71
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	9	9
Interest cost	51	45	52
Expected return on assets	(7)	(7)	(6)
Amortization of:
Prior service cost (credit)	(12)	(12)	(14)
Actuarial loss (gain)	5	22	20
Net periodic benefit cost	46	57	61
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	18	16	12
Interest cost	10	12	15
Amortization of:
Prior service cost (credit)	2	1	3
Actuarial loss (gain)	13	(5)	11
Settlement loss and other	1	1
Net periodic benefit cost	$ 44	$ 25	$ 41